Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

39. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

As at December 31,	2022	2021
Total Current Assets	12,430	11,988
Total Current Liabilities	8,021	7,305
Working Capital	4,409	4,683
As at December 31, 2022, adjusted working capital was $4.7 billion (December 31, 2021 – $3.8 billion), excluding assets held for sale of $nil (December 31, 2021 – $1.3 billion), the current portion of the contingent payments of $263 million (December 31, 2021 – $236 million) and liabilities related to assets held for sale of $nil (December 31, 2021 – $186 million).
Changes in non-cash working capital is as follows:

For the years ended December 31,	2022	2021	2020
Accounts Receivable and Accrued Revenues	838	(953)	77
Income Tax Receivable	(58)	(1)	(12)
Inventories	(143)	(1,646)	450
Accounts Payable and Accrued Liabilities	(524)	1,645	(338)
Income Tax Payable	1,000	87	(17)
Total Change in Non-Cash Working Capital	1,113	(868)	160

Net Change in Non-Cash Working Capital – Operating Activities	575	(1,227)	198
Net Change in Non-Cash Working Capital – Investing Activities	538	359	(38)
Total Change in Non-Cash Working Capital	1,113	(868)	160

For the years ended December 31,	2022	2021	2020
Interest Paid	647	811	381
Interest Received	78	24	5
Income Taxes Paid	723	209	18
B) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2019	—	—	6,699	1,916
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	117	—	—
(Repayment) of Revolving Long-Term Debt	—	—	(220)	—
Issuance of Long-Term Debt	—	—	1,326	—
(Repayment) of Long-Term Debt	—	—	(112)	—
Principal Repayment of Leases	—	—	—	(197)
Base Dividends Paid on Common Shares	(77)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	(25)	—
Finance Costs	—	—	5	—
Lease Additions	—	—	—	49
Lease Modifications	—	—	—	(2)
Lease Re-measurements	—	—	—	(2)
Lease Terminations	—	—	—	(1)
Base Dividends Declared on Common Shares	77	—	—	—
Exchange Rate Movements and Other	—	4	(232)	(6)
As at December 31, 2020	—	121	7,441	1,757

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2020	—	121	7,441	1,757
Acquisition (Note 5)	—	40	6,602	1,441
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	(77)	—	—
(Repayment) of Revolving Long-Term Debt	—	—	(350)	—
Issuance of Long-Term Debt	—	—	1,557	—
(Repayment) of Long-Term Debt	—	—	(2,870)	—
Principal Repayment of Leases	—	—	—	(300)
Base Dividends Paid on Common Shares	(176)	—	—	—
Dividends Paid on Preferred Shares	(34)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	121	—
Finance Costs	—	—	(59)	—
Lease Additions	—	—	—	110
Lease Modifications	—	—	—	22
Lease Re-measurements	—	—	—	(4)
Lease Termination	—	—	—	(1)
Transfers to Liabilities Related to Assets Held for Sale	—	—	—	(58)
Base Dividends Declared on Common Shares	176	—	—	—
Dividends Declared on Preferred Shares	34	—	—	—
Exchange Rate Movements and Other	—	(5)	(57)	(10)
As at December 31, 2021	—	79	12,385	2,957
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	34	—	—
(Repayment) of Long-Term Debt	—	—	(4,149)	—
Principal Repayment of Leases	—	—	—	(302)
Base Dividends Paid on Common Shares	(682)	—	—	—
Variable Dividends Paid on Common Shares	(219)	—	—	—
Dividends Paid on Preferred Shares	(26)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	(29)	—
Finance Costs	—	—	(28)	—
Lease Additions	—	—	—	25
Lease Modifications	—	—	—	83
Lease Re-measurements	—	—	—	7
Lease Terminations	—	—	—	(5)
Base Dividends Declared on Common Shares	682	—	—	—
Variable Dividends Declared on Common Shares	219	—	—	—
Dividends Declared on Preferred Shares	35	—	—	—
Exchange Rate Movements and Other	—	2	512	71
As at December 31, 2022	9	115	8,691	2,836